Annual Fund Operating Expenses	Nov. 21, 2024
Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - July | Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.69%
Calamos Nasdaq-100 Structured Alt Protection ETF - June | Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.69%
Calamos Russell 2000 Structured Alt Protection ETF - July | Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.69%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[3]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.